Re-domiciliation and Business (Details) - shares	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2024	Jun. 06, 2023	Jun. 30, 2022
Re-domiciliation and Business [Line Items]
Ordinary shares issued	15,873,113	15,873,113		15,873,113
Description of Re-domiciliation	Pursuant to the Re-domiciliation, holders of Incannex Australia’s ordinary shares received one share of common stock in Incannex Healthcare Inc. for every 100 ordinary shares held in Incannex Australia and holders of ADSs in Incannex Australia received one share of common stock of Incannex Healthcare Inc. for every 4 ADSs held in Incannex Australia.
Incannex Healthcare Limited [Member]
Re-domiciliation and Business [Line Items]
Ordinary shares issued		25	25
Australia [Member] | Incannex Healthcare Limited [Member]
Re-domiciliation and Business [Line Items]
Ordinary shares issued		1
Australia [Member] | Minimum [Member]
Re-domiciliation and Business [Line Items]
Ordinary shares issued		100
Australia [Member] | Maximum [Member]
Re-domiciliation and Business [Line Items]
Ordinary shares issued		1